March 9, 2022

BNY MELLON ADVANTAGE FUNDS, INC.

- BNY Mellon Technology Growth Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

Robert C. Zeuthen and James Boyd are the fund's primary portfolio managers. Messrs. Zeuthen and Boyd have been primary portfolio managers of the fund since March 2022, and each is a research analyst at Newton.

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The following information supersedes and replaces the information in the fourth paragraph in the section "Fund Details – Management" in the prospectus:

Robert C. Zeuthen and James Boyd are the fund's primary portfolio managers, position they have held since March 2022. Mr. Zeuthen is research analyst at Newton. Mr. Zeuthen has been employed by Newton or a predecessor company of Newton since 2006. Mr. Boyd is research analyst at Newton. He has been employed by NIMNA or a predecessor company since 2005.

0255STK0322

March 9, 2022

BNY MELLON ADVANTAGE FUNDS, INC.
-BNY Mellon Technology Growth Fund

Supplement to Current Statement of Additional Information

The following information supplements the information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, except if otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
James Boyd[1]	7	$3.4B	None	N/A	None	N/A
Robert C. Zeuthen[2]	6	$5.9B	None	N/A	6	$2.8B

[1]	Because Mr. Boyd became a primary portfolio manager of BNYMTGF as of March 9, 2022, his information is as of January 31, 2022.
[2]	Because Mr. Zeuthen became a primary portfolio manager of BNYMTGF as of March 9, 2022, his information is as of January 31, 2022.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Robert C. Zeuthen	None	N/A	N/A
James Boyd	None	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
James Boyd[1]	BNYMTGF	None
Robert C. Zeuthen[2]	BNYMTGF	None

[1]	Mr. Boyd became a primary portfolio manager of BNYMTGF as of March 9, 2022, and, as of January 31, 2022, he did not own any shares of the fund.
[2]	Mr. Zeuthen became a primary portfolio manager of BNYMTGF as of March 9, 2022, and, as of January 31, 2022, he did not own any shares of the fund.